Intangible assets, net (Details) - Schedule of company’s intangible assets for future periods - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Company SIntangible Assets for Future Periods [Abstract]
2023 (April to December)	$ 4,798,619	$ 6,407,164
2024	2,570,106	2,570,106
2025	1,073,202	1,070,002
2026	366,047	366,047
2027	277,043	$ 275,789
Total future amortization expense	$ 9,085,017